John Hancock Disciplined Value Global Long Short Fund Investment Objectives and Goals - Class NAV [Member] - John Hancock Disciplined Value Global Long Short Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Disciplined Value Global Long/Short Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek long-term growth of capital.